united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23419

Leader Funds Trust

(Exact name of registrant as specified in charter)

315 W.Mill Plain Blvd., Suite 204, Vancouver, WA 98660

(Address of principal executive offices) (Zip code)

John Lekas, Leader Capital Corp.

315 W.Mill Plain Blvd., Suite 204, Vancouver, WA 98660

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/21

Item 1. Reports to Stockholders.

Leader Short Term High Yield Bond Fund

Investor Class – LCCMX

Institutional Class – LCCIX

Class A – LCAMX

Class C – LCMCX

Leader Total Return Fund

Investor Class – LCTRX

Institutional Class – LCTIX

Semi-Annual Report

November 30, 2021

1-800-711-9164

www.leadercapital.com

Leader Short Term High Yield Bond Fund
Investment Highlights (Unaudited)
November 30, 2021

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation.

The Fund’s performance figures* for each of the periods ended November 30, 2021, compared to its benchmark:

	Returns greater than 1 year are annualized (a)
					Date of Inception
	6 Months	1 Year	5 Year	10 Year	March 21, 2012	August 8, 2012
Leader Short Term High Yield Bond Fund - Investor Class	0.32%	5.40%	2.60%	2.30%	N/A	N/A
Leader Short Term High Yield Bond Fund - Institutional Class	0.54%	5.95%	3.13%	2.84%	N/A	N/A
Leader Short Term High Yield Bond Fund - Class A	0.32%	5.42%	2.61%	N/A	1.85%	N/A
Leader Short Term High Yield Bond Fund - Class A with Load **	(1.20)%	3.86%	2.29%	N/A	1.68%	N/A
Leader Short Term High Yield Bond Fund - Class C	0.05%	4.78%	2.09%	N/A	N/A	1.36%
ICE BofA Merrill Lynch 1-3 Year U.S. Corporate /Government Bond Index ***	(0.38)%	(0.12)%	1.94%	1.46%	1.46%	1.46%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 2.55%, 2.05%, 2.55% and 3.05% for Investor Class, Institutional Class, Class A and Class C shares, respectively, per the Fund’s prospectus dated October 1, 2021. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	Class A with load total return is calculated using the maximum sales charge 1.50%. Prior to May 21, 2015, the maximum sales charge was 3.50%.

***	ICE B of A Merrill Lynch 1-3 Year U.S. Corporate /Government Bond Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(a)	Returns are based on traded NAVs.

LEADER SHORT TERM HIGH YIELD BOND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Spread	Coupon Rate (%)	Maturity	Fair Value
	COMMON STOCKS — 0.4%
	ASSET MANAGEMENT - 0.4%
4,000	Digital World Acquisition Corporation(a)				$165,560

	TOTAL COMMON STOCKS (Cost $173,390)				165,560

Shares
	PREFERRED STOCKS — 16.5%
	ASSET MANAGEMENT - 2.7%
27	Eaton Vance Senior Floating-Rate Trust		2.4900	Perpetual	621,000
18	Eaton Vance Senior Floating-Rate Trust		2.1800	Perpetual	414,000
					1,035,000
	ENTERTAINMENT CONTENT - 4.3%
31,607	ViacomCBS, Inc.		5.75	Perpetual	1,632,818

	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
20,000	B Riley Financial, Inc.		5.25	Perpetual	500,800

	OIL & GAS PRODUCERS - 7.2%
94,990	Crestwood Equity Partners, L.P.		9.25	Perpetual	891,006
76,400	DCP Midstream, L.P.(b)	US003M + 4.919%	7.375	Perpetual	1,881,732
					2,772,738
	SPECIALTY FINANCE - 1.0%
15,697	AGNC Investment Corporation(b)	US003M+ 4.697%	6.125	Perpetual	389,913

	TOTAL PREFERRED STOCKS (Cost $6,703,499)				6,331,269

Principal
Amount ($)
	CONVERTIBLE BONDS — 20.5%
	AUTOMOTIVE — 4.6%
2,000,000	NIO, Inc.(c)		0.5000	02/01/27	1,747,000

	INTERNET MEDIA & SERVICES — 3.1%
1,000,000	Zillow Group, Inc.		2.7500	05/15/25	1,191,000

See Accompanying notes to financial Statements

LEADER SHORT TERM HIGH YIELD BOND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 20.5% (Continued)
	RENEWABLE ENERGY — 4.7%
2,000,000	Sunrun, Inc.(c),(d)		—	02/01/26	$1,818,000

	STEEL — 2.5%
500,000	United States Steel Corp		5.0000	11/01/26	962,000

	TOBACCO & CANNABIS — 5.6%
2,400,000	Aurora Cannabis, Inc.		5.5000	02/28/24	2,100,000

	TOTAL CONVERTIBLE BONDS (Cost $7,774,433)				7,818,000

	CORPORATE BONDS — 48.3%
	ASSET MANAGEMENT — 2.6%
1,000,000	Huarong Finance 2017 Company Ltd.(b)	US0003M + 1.850%	1.9840	04/27/22	995,000

	BANKING — 9.4%
1,500,000	Lloyds Bank plc(b),(c)	US0003M + 11.756%	12.0000	12/16/24	1,527,641
2,000,000	VTB Bank PJSC Via VTB Eurasia DAC(b)	H15T10Y + 8.067%	9.5000	12/29/49	2,087,140
					3,614,781
	FORESTRY, PAPER & WOOD PRODUCTS — 2.8%
1,000,000	Domtar Corporation		6.7500	02/15/44	1,058,644

	LEISURE FACILITIES & SERVICES — 5.0%
1,000,000	Marriott Ownership Resorts, Inc.		4.7500	01/15/28	1,001,895
1,000,000	Wynn Macau Ltd.(c)		5.6250	08/26/28	922,330
					1,924,225
	OIL & GAS PRODUCERS — 17.7%
2,000,000	DCP Midstream, L.P. Series A(b)	US0003M + 5.148%	7.3750	06/15/66	1,984,999
1,700,000	Petroleos Mexicanos		6.5000	03/13/27	1,746,070
1,000,000	Petroleos Mexicanos		7.6900	01/23/50	900,820
500,000	Range Resources Corporation		4.8750	05/15/25	510,520
500,000	Range Resources Corporation(c)		8.2500	01/15/29	550,585
1,000,000	Talos Production, Inc.		12.0000	01/15/26	1,047,265

See Accompanying notes to financial Statements

LEADER SHORT TERM HIGH YIELD BOND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 48.3% (Continued)
	OIL & GAS PRODUCERS — 17.7% (Continued)
					$6,740,259
	REAL ESTATE OWNERS & DEVELOPERS — 1.3%
1,500,000	China Evergrande Group		7.5000	06/28/23	502,500

	SPECIALTY FINANCE — 5.3%
1,000,000	Enova International, Inc. B(c)		8.5000	09/15/25	1,024,695
1,000,000	New Residential Investment Corporation(c)		6.2500	10/15/25	988,295
					2,012,990
	TECHNOLOGY HARDWARE — 4.2%
1,600,000	NCR Corporation(c)		5.1250	04/15/29	1,627,120

	TOTAL CORPORATE BONDS (Cost $18,687,683)				18,475,519

	NON U.S. GOVERNMENT & AGENCIES — 4.7%
	SOVEREIGN — 4.7%
2,000,000	Turkey Government International Bond		5.8750	06/26/31	1,804,054

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,901,563)				1,804,054

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 5.2%
	MONEY MARKET FUNDS - 5.2%
1,999,818	Federated Hermes Treasury Obligations Fund, Institutional Class,				1,999,818
	0.01% (Cost $1,999,818)(e)

	TOTAL INVESTMENTS - 95.6% (Cost $37,240,386)				$36,594,220
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.4%				1,699,292
	NET ASSETS - 100.0%				$38,293,512

See Accompanying notes to financial Statements

LEADER SHORT TERM HIGH YIELD BOND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

LP	- Limited Partnership

LTD	- Limited Company

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Variable rate security; the rate shown represents the rate on November 30, 2021.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2021 the total market value of 144A securities is 10,205,666 or 26.7% of net assets.

(d)	Zero coupon bond.

(e)	Rate disclosed is the seven day effective yield as of November 30, 2021.

See Accompanying notes to financial Statements

Leader Total Return Fund
Investment Highlights (Unaudited)
November 30, 2021

The primary investment objective of the Fund is to seek income and capital appreciation to produce a high total return.

The Fund’s performance figures* for each of the periods ended November 30, 2021, compared to its benchmark:

	Returns greater than 1 year are annualized

	6 Months	1 Year	5 Year	10 Year
Leader Total Return Fund - Investor Class	3.45%	5.26%	5.06%	4.47%
Leader Total Return Fund - Institutional Class	3.69%	5.74%	5.55%	5.10%
Bloomberg Barclays US Intermediate Aggregate Index **	(0.30)%	(0.95)%	2.82%	2.46%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than one year are annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 2.26% and 1.88% for Investor Class and Institutional Class, respectively, per the Fund’s prospectus dated October 1, 2021. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	Bloomberg Barclays US Intermediate Aggregate Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. Investors may not invest directly in an index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

LEADER TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 12.1%
	TOBACCO & CANNABIS — 12.1%
3,600,000	Aurora Cannabis, Inc.		5.5000	02/28/24	$3,150,000

	TOTAL CONVERTIBLE BONDS (Cost $3,139,632)				3,150,000

	CORPORATE BONDS — 36.9%
	ASSET MANAGEMENT — 3.8%
1,000,000	Huarong Finance 2017 Company Ltd.(a)	US0003M + 1.850%	1.9840	04/27/22	995,000

	FORESTRY, PAPER & WOOD PRODUCTS — 4.1%
1,000,000	Domtar Corporation		6.7500	02/15/44	1,058,644

	OIL & GAS PRODUCERS — 29.0%
650,000	Antero Resources Corporation(b)		8.3750	07/15/26	721,526
2,000,000	DCP Midstream, L.P. Series A(a)	US0003M + 5.148%	7.3750	06/15/66	1,985,000
1,800,000	Petroleos Mexicanos		6.5000	03/13/27	1,848,780
1,000,000	Petroleos Mexicanos		7.6900	01/23/50	900,820
1,900,000	Range Resources Corporation(b)		8.2500	01/15/29	2,092,223
					7,548,349
	TOTAL CORPORATE BONDS (Cost $9,574,922)				9,601,993

	NON U.S. GOVERNMENT & AGENCIES — 5.2%
	SOVEREIGN — 5.2%
1,500,000	Turkey Government International Bond		5.8750	06/26/31	1,353,041

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,426,173)				1,353,041

	U.S. GOVERNMENT & AGENCIES — 9.8%
	U.S. TREASURY BILLS — 9.8%
2,500,000	United States Treasury Note		1.8750	11/15/51	2,552,344

See accompanying notes to financial statements.

LEADER TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Principal
Amount ($)		Fair Value
	U.S. GOVERNMENT & AGENCIES — 9.8% (Continued)
	U.S. TREASURY BILLS — 9.8% (Continued)

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,546,484)	2,552,344

Shares
	SHORT-TERM INVESTMENTS — 34.3%
	MONEY MARKET FUNDS - 34.3%
8,911,738	Federated Hermes Treasury Obligations Fund, Institutional Class, 0.01% (Cost $8,911,738)(c)	$8,911,738

	TOTAL INVESTMENTS - 98.3% (Cost $25,598,949)	$25,569,116
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%	435,604
	NET ASSETS - 100.0%	$26,004,720

LP	- Limited Partnership

LTD	- Limited Company

US0003M	ICE LIBOR USD 3 Month

(a)	Variable rate security; the rate shown represents the rate on November 30, 2021.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2021 the total market value of 144A securities is 2,813,749 or 10.8% of net assets.

(c)	Rate disclosed is the seven day effective yield as of November 30, 2021.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2021

	Leader Short Term	Leader Total Return
	High Yield Bond Fund	Fund
ASSETS
Investments at cost:	$37,240,386	$25,598,949
Investments at value:	36,594,220	25,569,116
Receivable for securities sold	10,924,504	2,726,830
Dividends and interest receivable	617,085	313,427
Receivable for Fund shares sold	105	—
Prepaid expenses and other assets	599,461	133,245
TOTAL ASSETS	48,735,375	28,742,618

LIABILITIES
Payable for investments purchased	10,342,106	2,549,402
Payable for Fund shares redeemed	7,865	124,837
Payable to related parties	19,241	14,537
Investment advisory fees payable	24,237	17,730
Distribution (12b-1) fees payable	20,169	3,957
Accrued expenses and other liabilities	28,245	27,435
TOTAL LIABILITIES	10,441,863	2,737,898
NET ASSETS	$38,293,512	$26,004,720

Net Assets Consist Of:
Paid in capital	$119,822,153	$75,546,896
Accumulated loss	(81,528,641)	(49,542,176)
NET ASSETS	$38,293,512	$26,004,720

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$18,999,708	$12,099,039
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,110,550	1,119,405
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.00	$10.81
Institutional Class Shares:
Net Assets	$12,045,640	$13,905,681
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,323,704	1,287,439
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.10	$10.80
Class A Shares:
Net Assets	$6,062,473	N/A
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	675,156	N/A
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$8.98	N/A
Offering price per share (net asset value plus maximum sales charge of 1.50%)	$9.12	N/A
Class C Shares:
Net Assets	$1,185,691	N/A
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	132,142	N/A
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (1)	$8.97	N/A

(1)	Class C shares are subject to a 1.00% CDSC on shares redeemed within the first 12 months of purchase.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2021

	Leader Short Term High
	Yield Bond Fund	Leader Total Return Fund
INVESTMENT INCOME
Interest	$1,090,637	$816,109
Dividends	236,486	48,348
TOTAL INVESTMENT INCOME:	1,327,123	864,457

EXPENSES
Investment advisory fees	153,137	102,744
Distribution (12b-1) fees:
Investor Class	51,429	26,227
Class A	15,491	—
Class C	6,316	—
Legal Fees	75,284	23,483
Transfer agent fees	36,115	20,675
Registration fees	34,988	21,556
Administrative services fees	26,096	21,069
Trustees fees and expenses	25,052	22,243
Third Party Administrative service fees	15,517	15,005
Compliance officer fees	13,258	12,311
Accounting services fees	12,319	11,858
Insurance expense	10,752	18,696
Audit Fees	6,457	6,518
Printing and postage expenses	5,223	5,683
Custodian fees	2,356	2,231
Other expenses	1,921	1,921
TOTAL EXPENSES	491,711	312,220

NET INVESTMENT INCOME	835,412	552,237

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	407,672	900,047
Proceeds from Litigation	546,000	104,000
Net realized gain	953,672	1,004,047

Net change in unrealized appreciation/(depreciation) on:
Investments	(1,590,397)	(308,936)
Net change in unrealized appreciation/(depreciation) on:	(1,590,397)	(308,936)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(636,725)	695,111

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$198,687	$1,247,348

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Leader Short		Leader
	Term High Yield Bond Fund		Total Return Fund
	Six Month Ended	Year Ended	Six Month Ended	Year Ended
	November 30,2021	May 31, 2021	November 30,2021	May 31, 2021
	(Unaudited)		(Unaudited)
FROM OPERATIONS
Net Investment income	$835,412	$953,030	$552,237	$195,438
Net realized gain(loss) from investments	953,672	566,003	1,004,047	(907,086)
Net change in unrealized appreciation (depreciation) on investments	(1,590,397)	7,177,326	(308,936)	2,093,424
Net increase in net assets resulting from operations	198,687	8,696,359	1,247,348	1,381,776

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid From Earnings:
Investor Class	(265,627)	(412,870)	(156,399)	(26,137)
Institutional Class	(192,987)	(305,320)	(223,045)	(56,361)
Class A	(81,916)	(101,472)	—	(3,799)
Class C	(14,699)	(29,367)	—	(1,842)
Net decrease in net assets from distributions to shareholders	(555,229)	(849,029)	(379,444)	(88,139)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	283,364	707,098	123,750	387,103
Institutional Class	296,513	1,494,479	349,384	2,689,423
Class A	16,000	28,232	—	—
Class C	47,000	35,500	—	—
Paid in capital from merger (see note 1):
Investor Class	—	—	—	13,280,244
Institutional Class	—	—	—	20,350,123
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	227,970	355,031	140,039	20,785
Institutional Class	177,274	279,014	204,741	44,265
Class A	71,500	76,096	—	3,026
Class C	10,542	23,174	—	1,648
Transfer of net assets:
From Class A to Investor Class	—	—	—	(542,233)
From Class C to Investor Class	—	—	—	(290,376)
To Investor Class from Class A	—	—	—	542,233
To Investor Class From Class C	—	—	—	290,376
Payments for shares redeemed:
Investor Class	(2,959,428)	(7,503,228)	(3,589,521)	(4,395,877)
Institutional Class	(1,297,608)	(6,432,202)	(7,943,721)	(10,204,060)
Class A	(34,061)	(499,075)	—	(167,315)
Class C	(87,840)	(1,346,865)	—	(232,746)
Net increase(decrease) in net assets from shares of beneficial interest	(3,248,774)	(12,782,746)	(10,715,328)	21,776,619

TOTAL INCREASE(DECREASE) IN NET ASSETS	(3,605,316)	(4,935,416)	(9,847,424)	23,070,256
NET ASSETS
Beginning of Year	41,898,828	46,834,244	35,852,144	12,781,888
End of Year/Period	$38,293,512	$41,898,828	$26,004,720	$35,852,144

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader Short		Leader
	Term High Yield Bond Fund		Total Return Fund
	Six Month Ended	Year Ended	Six Month Ended	Year Ended
	November 30,2021	May 31, 2021	November 30,2021	May 31, 2021
SHARE ACTIVITY	(Unaudited)		(Unaudited)
Investor Class:
Shares Sold	30,645	79,757	11,346	36,318
Shares received from merger (see note 1)	—	—	—	1,251,849
Shares transferred in from Class A	—	—	—	50,182
Shares transferred in from Class C	—	—	—	26,873
Shares Reinvested	24,615	44,732	12,918	2,220
Shares Redeemed	(321,184)	(877,235)	(330,531)	(433,606)
Net increase (decrease) in shares of beneficial interest outstanding	(265,924)	(752,746)	(306,267)	933,836

Institutional Class:
Shares Sold	31,740	174,468	32,307	256,247
Shares received from merger (see note 1)	—	—	—	1,921,890
Shares Reinvested	18,947	34,663	18,912	4,713
Shares Redeemed	(139,413)	(757,483)	(732,824)	(995,373)
Net increase (decrease) in shares of beneficial interest outstanding	(88,726)	(548,352)	(681,605)	1,187,477

Class A :
Shares Sold	1,719	3,326	—	—
Shares transferred to Investor Class	—	—	—	(50,267)
Shares Reinvested	7,743	9,058	—	324
Shares Redeemed	(3,729)	(58,607)	—	(16,705)
Net Increse (decrease) in shares of beneficial interest outstanding	5,733	(46,223)	—	(66,648)

Class C :
Shares Sold	5,097	3,889	—	—
Shares transferred to Investor Class	—	—	—	(26,790)
Shares Reinvested	1,142	2,950	—	176
Shares Redeemed	(9,500)	(153,071)	—	(24,460)
Net (decrease) in shares of beneficial interest outstanding	(3,261)	(146,232)	—	(51,074)

See accompanying notes to financial statements.

Leader Short Term High Yield Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Six Month
	Ended
	November 30,		Year Ended May 31,
	2021		2021		2020	2019		2018		2017
	(unaudited)
Net asset value, beginning of year	$9.10		$7.67		$8.94	$8.91		$8.98		$9.05
From investment operations:
Net investment income (1)	0.18		0.17		0.31	0.22		0.24	(9)	0.20
Net realized and unrealized gain (loss) on investments	(0.16)		1.40		(1.32)	0.01	(8)	(0.06	) (9)	(0.08)
Total from investment operations	0.02		1.57		(1.01)	0.23		0.18		0.12
Paid-in-capital from redemption fees	—		—		—	0.00	(7)	—		—
Less distributions from:
Net investment income	(0.12)		(0.14)		(0.26)	(0.20)		(0.25)		(0.17)
Return of capital	—		—		—	—		—		(0.02)
Total distributions	(0.12)		(0.14)		(0.26)	(0.20)		(0.25)		(0.19)
Net asset value, end of year/period	$9.00		$9.10		$7.67	$8.94		$8.91		$8.98
Total return (2)	0.32	% (6)	20.62	% (6)	(11.59)%	2.58	% (6)	1.99	% (6)	1.34	% (3)
Net assets, end of year/period (000s)	$19,000	(10)	$21,616		$24,014	$43,489		$54,874		$89,743
Ratio of gross expenses to average net assets including dividend and interest expense, excluding waiver (4)	2.55	% (11)	2.45%		2.06%	1.81%		1.65%		1.54%
Ratio of net expenses to average net assets including dividend and interest expense (4)	2.55	% (11)	2.45%		2.06%	1.79%		1.62%		1.54%
Ratio of net expenses to average net assets: excluding dividends and interest expense (4)	2.55	% (11)	2.45%		2.06%	1.66%		1.54%		1.48%
Ratio of net investment income to average net assets (4,5)	3.94	% (11)	1.96%		3.65%	2.48%		2.68	% (9)	2.16%
Portfolio Turnover Rate	421.80	% (10)	1030.50%		1014.62%	496.37%		325.30%		143.80%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	Total Return would have been 1.22% if the reimbursement of trade errors had not been made by the Advisor.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Less than $0.01 per share.

(8)	The amount of net realized and unrealized gain (loss) on investment per share does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(9)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated. The Fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

(10)	Not Annualized.

(11)	Annualized.

See accompanying notes to financial statements.

Leader Short Term High Yield Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Six Month
	Ended
	November 30,		Year Ended May 31,
	2021		2021	2020	2019		2018		2017
	(unaudited)
Net asset value, beginning of year	$9.19		$7.74	$9.02	$8.98		$9.05		$9.12
From investment operations:
Net investment income (1)	0.21		0.21	0.36	0.27		0.28	(8)	0.24
Net realized and unrealized gain (loss) on investments	(0.16)		1.41	(1.34)	0.01	(7)	(0.05	) (8)	(0.08)
Total from investment operations	0.05		1.62	(0.98)	0.28		0.23		0.16
Less distributions from:
Net investment income	(0.14)		(0.17)	(0.30)	(0.24)		(0.30)		(0.21)
Return of capital	—		—	—	—		—		(0.02)
Total distributions	(0.14)		(0.17)	(0.30)	(0.24)		(0.30)		(0.23)
Net asset value, end of year/period	$9.10		$9.19	$7.74	$9.02		$8.98		$9.05
Total return (2)	0.54%		21.27%	(11.14)%	3.11	% (6)	2.54	% (6)	1.79	% (3)
Net assets, end of year/period (000s)	$12,046	(9)	$12,980	$15,182	$45,994		$59,181		$106,392
Ratio of gross expenses to average net assets including dividend and interest expense, excluding waiver (4)	2.05	% (10)	1.95%	1.56%	1.30%		1.15%		1.04%
Ratio of net expenses to average net assets including dividend and interest expense (4)	2.05	% (10)	1.95%	1.56%	1.29%		1.12%		1.04%
Ratio of net expenses to average net assets: excluding dividends and interest expense (4)	2.05	% (10)	1.95%	1.56%	1.16%		1.04%		0.99%
Ratio of net investment income to average net assets (4,5)	4.45	% (10)	2.49%	4.18%	3.04%		3.16	% (8)	2.65%
Portfolio Turnover Rate	421.80	% (9)	1030.50%	1014.62%	496.37%		325.30%		143.80%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	Total Return would have been 1.66% if the reimbursement of trade errors had not been made by the Advisor.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	The amount of net realized and unrealized gain (loss) on investment per share does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(8)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated.The Fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

(9)	Not Annualized.

(10)	Annualized.

See accompanying notes to financial statements.

Leader Short Term High Yield Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Class A
	Six Month
	Ended
	November 30,		Year Ended May 31,
	2021		2021	2020	2019		2018		2017
	(unaudited)
Net asset value, beginning of year	$9.07		$7.66	$8.92	$8.90		$8.96		$9.04
From investment operations:
Net investment income (1)	0.18		0.16	0.30	0.22		0.24	(9)	0.20
Net realized and unrealized gain (loss) on investments	(0.15)		1.39	(1.30)	0.00	(7,8)	(0.05	) (9)	(0.09)
Total from investment operations	0.03		1.55	(1.00)	0.22		0.19		0.11
Less distributions from:
Net investment income	(0.12)		(0.14)	(0.26)	(0.20)		(0.25)		(0.17)
Return of capital	—		—	—	—		—		(0.02)
Total distributions	(0.12)		(0.14)	(0.26)	(0.20)		(0.25)		(0.19)
Net asset value, end of year/period	$8.98		$9.07	$7.66	$8.92		$8.90		$8.96
Total return (2)	0.32%		20.52%	(11.49)%	2.46	% (6)	2.11	% (6)	1.21	% (3)
Net assets, end of year/period (000s)	$6,062	(10)	$6,074	$5,479	$6,843		$6,776		$10,026
Ratio of gross expenses to average net assets including dividend and interest expense, excluding waiver (4)	2.55	% (11)	2.45%	2.06%	1.81%		1.64%		1.54%
Ratio of net expenses to average net assets including dividend and interest expense (4)	2.55	% (11)	2.45%	2.06%	1.80%		1.61%		1.54%
Ratio of net expenses to average net assets: excluding dividends and interest expense (4)	2.55	% (11)	2.45%	2.06%	1.66%		1.55%		1.48%
Ratio of net investment income to average net assets (4,5)	3.97	% (11)	1.91%	3.63%	2.52%		2.66	%(9)	2.16%
Portfolio Turnover Rate	421.80	% (10)	1030.50%	1014.62%	496.37%		325.30%		143.80%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any. Class A total return does not reflect the applicable sales load.

(3)	Total Return would have been 1.04% if the reimbursement of trade errors had not been made by the Advisor.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Less than $0.01 per share.

(8)	The amount of net realized and unrealized gain (loss) on investment per share does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(9)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated.The Fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

(10)	Not Annualized.

(11)	Annualized.

See accompanying notes to financial statements.

Leader Short Term High Yield Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Class C
	Six Month
	Ended
	November 30,		Year Ended May 31,
	2021		2021	2020	2019		2018		2017
	(unaudited)
Net asset value, beginning of year	$9.07		$7.67	$8.93	$8.92		$8.99		$9.07
From investment operations:
Net investment income (1)	0.16		0.13	0.26	0.18		0.19	(7)	0.15
Net realized and unrealized gain (loss) on investments	(0.15)		1.38	(1.30)	(0.01)		(0.05	) (7)	(0.07)
Total from investment operations	0.01		1.51	(1.04)	0.17		0.14		0.08
Less distributions from:
Net investment income	(0.11)		(0.11)	(0.22)	(0.16)		(0.21)		(0.15)
Return of capital	—		—	—	—		—		(0.01)
Total distributions	(0.11)		(0.11)	(0.22)	(0.16)		(0.21)		(0.16)
Net asset value, end of year/period	$8.97		$9.07	$7.67	$8.93		$8.92		$8.99
Total return (2)	0.05%		19.94%	(11.93)%	1.93	% (6)	1.56	% (6)	0.84	% (3)
Net assets, end of year/period (000s)	$1,186	(8)	$1,229	$2,160	$3,362		$3,915		$5,934
Ratio of gross expenses to average net assets including dividend and interest expense, excluding waiver (4)	3.05	% (9)	2.95%	2.56%	2.31%		2.15%		2.04%
Ratio of net expenses to average net assets including dividend and interest expense (4)	3.05	% (9)	2.95%	2.56%	2.29%		2.11%		2.04%
Ratio of net expenses to average net assets: excluding dividends and interest expense (4)	3.05	% (9)	2.95%	2.56%	2.16%		2.05%		1.98%
Ratio of net investment income to average net assets (4,5)	3.47	% (9)	1.58%	3.13%	2.04%		2.11	% (7)	1.66%
Portfolio Turnover Rate	421.80	% (8)	1030.50%	1014.62%	496.37%		325.30%		143.80%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions.

(3)	Total Return would have been 0.71% if the reimbursement of trade errors had not been made by the Advisor.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated.The Fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

(8)	Not Annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Six Month
	Ended
	November 30,		Year Ended May 31,
	2021		2021	2020	2019		2018		2017
	(unaudited)
Net asset value, beginning of year	$10.57		$9.21	$10.07	$9.71		$9.60		$9.35
From investment operations:
Net investment income (1)	0.18		0.10	0.30	0.23		0.28	(7)	0.27
Net realized and unrealized gain (loss) on investments	0.18		1.32	(0.88)	0.37		0.11	(2,7)	0.24
Total from investment operations	0.36		1.42	(0.58)	0.60		0.39		0.51
Less distributions from:
Net investment income	(0.12)		(0.06)	(0.25)	(0.24)		(0.28)		(0.22)
Return of capital	—		—	(0.03)	—		—		(0.04)
Total distributions	(0.12)		(0.06)	(0.28)	(0.24)		(0.28)		(0.26)
Net asset value, end of year/period	$10.81		$10.57	$9.21	$10.07		$9.71		$9.60
Total return (3)	3.45	% (8)	15.53%	(5.85)%	6.33	% (6)	4.08	% (6)	5.57%
Net assets, end of year/period (000s)	$12,099		$15,068	$4,527	$10,955		$8,091		$14,209
Ratio of net expenses to average net assets including dividend and interest expense (4)	2.19	% (9)	3.13%	2.82%	2.42%		2.28%		1.81%
Ratio of net expenses to average net assets: excluding dividends and interest expense (4)	2.19	% (9)	3.13%	2.82%	2.42%		2.20%		1.77%
Ratio of net investment income to average net assets (4,5)	3.28	% (9)	1.16%	3.04%	2.28%		2.93	% (7)	2.88%
Portfolio Turnover Rate	472.37	% (8)	1198.55%	612.23%	397.79%		535.81%		175.53%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(2)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and does not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the year.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated.The Fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Six Month
	Ended
	November 30,		Year Ended May 31,
	2021		2021		2020	2019		2018		2017
	(unaudited)
Net asset value, beginning of year	$10.56		$9.17		$10.04	$9.67		$9.56		$9.30
From investment operations:
Net investment income (1)	0.20		0.13		0.35	0.26		0.31	(7)	0.33
Net realized and unrealized gain (loss) on investments	0.18		1.35		(0.89)	0.39		0.12	(2,7)	0.24
Total from investment operations	0.38		1.48		(0.54)	0.65		0.43		0.57
Less distributions from:
Net investment income	(0.14)		(0.09)		(0.30)	(0.28)		(0.32)		(0.26)
Return of capital	—		—		(0.03)	—		—		(0.05)
Total distributions	(0.14)		(0.09)		(0.33)	(0.28)		(0.32)		(0.31)
Net asset value, end of year/period	$10.80		$10.56		$9.17	$10.04		$9.67		$9.56
Total return (3)	3.60	% (6,8)	16.22	% (6)	(5.48)%	6.84	% (6)	4.56	% (6)	6.22%
Net assets, end of year/period (000s)	$13,906		$20,784		$7,170	$14,162		$8,831		$22,291
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.81	% (9)	2.72%		2.32%	1.88%		1.78%		1.31%
Ratio of net expenses to average net assets: excluding dividends and interest expense (4)	1.81	% (9)	2.72%		2.32%	1.88%		1.70%		1.27%
Ratio of net investment income to average net assets (4,5)	3.67	% (9)	1.51%		3.57%	2.62%		3.22	% (7)	3.47%
Portfolio Turnover Rate	482.37	% (8)	1198.55%		612.23%	397.79%		535.81%		175.53%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(2)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and does not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the year.

(3)	Total return in the above table represents the rate that the investor would have earned or lost as an investment in the Fund, assuming reinvestment of dividends and distributions.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated.The Fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2021

(1)	Organization

The Leader Capital family of mutual funds is comprised of the Leader Short Term High Yield Bond Fund, (“Short Term High Yield Bond”) and Leader Total Return Fund (“Total Return”) (each a “Fund” and collectively the “Funds”), each a series of shares of beneficial interest of Leader Funds Trust (the “Trust”), a Delaware statutory trust organized on March 1, 2019. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund represents a distinct, diversified series with its own investment objective and policies within the Trust. The primary investment objective of Short Term High Yield Bond is to deliver a high level of current income, with a secondary objective of capital appreciation. The primary investment objective of Total Return is to seek income and capital appreciation to produce a high total return. Short Term High Yield Bond and Total Return commenced operations on July 14, 2005 and July 30, 2010, respectively.

Short Term High Yield Bond currently offers four classes of shares: Investor Class, Institutional Class, Class A and Class C shares. Total Return currently offers two classes of shares, Investor Class and Institutional Class. Investor, Institutional and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 1.50%. Class C shares are subject to a maximum contingent deferred sales charge of 1.00% on shares redeemed within the first 12 months of purchase. Each class represents an interest in the ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(a)	Security Valuation

Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures- approved by the Board of Trustees (the “Board”). The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. In these cases, each Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a pricing specialist or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Each Fund may invest in portfolios of open-end or closed -end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2021

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2021 for each Fund’s assets and liabilities measured at fair value:

Short Term High Yield Bond

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Common Stock	$165,560	$—	$—	$165,560
Preferred Stocks	—	5,296,269	1,035,000	6,331,269
Convertible Bonds	—	3,900,000	3,918,000	7,818,000
Corporate Bond	—	17,973,019	502,500	18,475,519
Non U.S. Government & Agencies	—	1,804,054	—	1,804,054
Term Loans	—	—	—	—
Short-Term Investment	1,999,818	—	—	1,999,818
Total Investments	$2,165,378	$28,973,342	$5,455,500	$36,594,220

Total Return

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	$—	$—	$3,150,000	$3,150,000
Corporate Bonds	—	9,601,993	—	9,601,993
Non U.S. Government & Agencies	—	1,353,041	—	1,353,041
U.S. Government & Agencies	—	2,552,344	—	2,552,344
Short - Term Investments	8,911,738	—	—	8,911,738
Total Investments	$8,911,738	$13,507,378	$3,150,000	$25,569,116

*	Refer to the Schedules of Investments for industry classification.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2021

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Short Term High Yield
		GEO Corrections	Aurora Cannabis,		China Evergrande
	Eaton Vance	Holdings, Inc.	Inc.	Sunrun, Inc.	Group
Beginning Balance	$1,035,000	$1,559,250	$2,112,000	$—	$—
Total realized gain/(loss)	—	—	—	—	—
Unrealized Appreciation/(Depreciation)	—	552,938.00	(12,000.00)	—	—
Cost of Purchases	—	—	—	—	—
Proceeds from Sales	—	(2,112,188)	—	—	—
Proceeds from Principal	—	—	—	—	—
Accrued Interest	—	—	—	—	—
Net transfers in/out of level 3	—	—	—	1,818,000	502,500
Ending Balance	$1,035,000	$0	$2,100,000	$1,818,000	$502,500

	Total Return
	GEO Corrections	Aurora Cannabis,
	Holdings, Inc.	Inc.
Beginning Balance	$1,905,750	$3,168,000
Total realized gain/(loss)	—	—
Unrealized Appreciation/(Depreciation)	675,813.00	(18,000.00)
Cost of Purchases	—	—
Proceeds from Sales	(2,581,563.00)	—
Proceeds from Principal	—	—
Accrued Interest	—	—
Net transfers in/out of level 3	—	—
Ending Balance	$0	$3,150,000

Fund	Investment Type	Fair Value	Valuation Methodology	Unobervable Input Type
Short Term High Yield	Preferred Stock	$ 1,035,000	Discount of last Trade	Potential Future Cash Payment
Short Term High Yield	Convertible Bond	3,918,000	Non executable Broker quote	N/A
Short Term High Yield	Corporate Bond	502,500	Non executable Broker quote	N/A
Total Return	Convertible Bond	3,150,000	Non executable Broker quote	N/A

(b)	Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex -dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

(c)	Exchange Traded Funds

The Funds may invest in ETFs as part of their principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Because the value of ETF shares depends on the demand in

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2021

the market, the Advisor or Sub -Advisor may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting performance. An ETF is subject to specific risks, depending on the nature of its investment strategy, which could include liquidity risk, sector risk and emerging market risk. In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives. An ETF may not be able to replicate exactly the performance of the indices it tracks, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF will incur expenses not incurred by its underlying index. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its underlying index.

(d)	LIBOR Risk

The Fund may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”).

The United Kingdom Financial Conduct Authority, which regulates LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. On March 5, 2021, ICE Benchmark Administration Limited, the administrator of LIBOR, announced its intention to cease publishing a majority of the USD LIBOR rates after publication on June 30, 2023, with the one week and two months USD LIBOR rates to cease after publication on December 31, 2021. The U.S. Federal Reserve, based on the recommendations of the Alternative Reference Rates Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, that is intended to replace USD LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. The unavailability of LIBOR presents risks to the Fund, including the risk that any pricing or adjustments to the Fund’s investments resulting from a substitute or alternate reference rate may adversely affect the Fund’s performance and/or NAV. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

(e)	Distributions to Shareholders

Dividends from net investment income are paid monthly for Short Term High Yield Bond and Total Return. Distributable net realized capital gains are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Funds.

(f)	Federal Income Taxes

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years May 31, 2019 to May 31, 2021 or expected to be taken in each Fund’s May 31, 2022 tax return. Each Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where each Fund makes significant investments. Each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(g)	Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2021

(h)	Indemnification

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(3)	Investment Transactions

For the year ended November 30, 2021, cost of purchases and proceeds from sales of portfolio securities and U.S. Government securities, other than short-term investments, amounted to the following:

			U.S. Government Securities
Fund	Purchase	Sales	Purchase	Sales
Short Term High Yield Bond	$114,724,108	$119,721,199	$42,592,265	$42,660,957
Total Return	49,257,042	68,133,872	79,499,258	77,277,988

(4)	Aggregate Unrealized Appreciation and Depreciation – Tax Basis

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at November 30, 2021 were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Short Term High Yield Bond	$37,167,099	$832,394	$(1,405,273)	$(572,879)
Total Return	25,504,708	255,074	(190,666)	64,408

(5)	Investment Advisory Agreement and Transactions with Related Parties

Leader Capital Corp. serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an investment advisory agreement between the Advisor and the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of (i) 0.75% of Short Term High Yield Bond’s average daily net assets up to and including $1.25 billion; or (ii) 0.70% of Short Term High Yield Bond’s average daily net assets over $1.25 billion; (iii) 0.65% of Total Return’s average daily net assets; prior to April 10, 2021 the annual rate was 0.75%. For the six months ended November 30, 2021, Short Term High Yield Bond and Total Return accrued $153,137 and $102,744 in advisory fees, respectively.

Ceros Financial Services, Inc. (the “Distributor”), acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s Investor Class, Institutional Class, Class A and Class C shares. For the year ended six months ended November 30, 2021 the Distributor received $0 and $375 in underwriting commissions for sales of Class A and Class C shares of Short Term High Yield Bond of which $20 was retained by the principal underwriter.

Ultimus Fund Solutions, LLC (“UFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of UFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2021

(6)	Distribution Plan

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and distribution fee is calculated by Short Term High Yield Bond at an annual rate of 0.50% of its average daily net assets for Investor Class and Class A shares and 1.00% for Class C shares and is paid to the Distributor to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise required to be provided by the Advisor. The Plans provide that a monthly service and distribution fee is calculated by Total Return at an annual rate of 0.38 of its average daily net assets for Investor Class. The Institutional Shares do not participate in a Plan. For the six months ended November 30, 2021 Short Term High Yield Bond and Total Return incurred $73,236 and $26,227, respectively in fees, pursuant to the Plans.

(7)	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended May 31, 2021 and the fiscal year ended May 31, 2020 were as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
5/31/2021	Income	Capital Gains	Capital	Total
Short Term High Yield Bond	$849,029	$—	$—	$849,029
Total Return	88,139	—	—	88,139

For fiscal year ended	Ordinary	Long-Term	Return of
5/31/2020	Income	Capital Gains	Capital	Total
Short Term High Yield Bond	$2,611,091	$—	$—	$2,611,091
Total Return	905,696	—	65,921	971,617

As of May 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Short Term High Yield Bond	$32,669	$—	$(82,245,778)	$—	$—	$1,041,010	$(81,172,099)
Total Return	35,971	—	(50,807,758)	—	—	361,707	(50,410,080)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and tax adjustments for partnerships and perpetual bonds.

At May 31, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

			Capital Loss
			Carryforward
Fund	Short-Term	Long-Term	Limitation	Total
Leader Short Term High Yield Bond	$30,321,050	$51,924,728	$—	$82,245,778
Leader Total Return Fund	$15,869,930	$1,547,411	$33,390,417	$50,807,758

As a result of the acquisition of another Fund, the Total Return Fund acquired $15,574,823 and $1,535,671 of short-term and long-term capital loss carryover, respectively, which is available to offset future capital gains. In addition, as a result of a change in control due to the merger, the Fund is subject to an annual limitation of $165,586 (prorated in the initial year) under tax rules.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2021

Permanent book and tax differences, primarily attributable to the tax treatment of a target fund’s capital loss carryforward acquired as a result of a merger, and the reclassification of Fund distributions, resulted in reclassifications for the Funds for the fiscal year ended May 31, 2021 as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
Short Term High Yield Bond	$—	$—
Total Return	16,818,863	(16,818,863)

(8)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically - typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008 the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

The Advisor believes 92% of par value accurately reflects the market value of the ARPS held by the Short Term High Yield Bond as of November 30, 2021, and because of the failed Dutch auction process, believes they are presently illiquid. As of November 30, 2021, the ARPS are fair valued based on the Trust’s Procedures as stated in Note 2. Although the Advisor believes that 92% of par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive the market value currently ascribed to these securities. As of November 30, 2021, the Short Term High Yield Bond held $1,035,000 or 2.7% of its net assets in ARPS.

(9)	Litigation

The Trust, on behalf of Short Term High Yield and Total Return (collectively with the Trust, the “Funds”), filed a FINRA arbitration complaint on May 4, 2020, against Oppenheimer & Co. and two of its principals (collectively, “OPCO”). The claims alleged that OPCO failed to execute a signficant trade, acted negligently, failed to supervise its traders, and breached its fiduciary duty. On November 23, 2021 the complaint was settled.

(10)	New Accounting Pronouncements

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

(11)	Subsequent Events

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Leader Funds
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended November 30, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Leader Funds
EXPENSE EXAMPLES (Unaudited)
November 30, 2021

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Short Term High Yield Bond and Total Return and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2021.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical
	Fund’s		Ending		Ending
	Annualized	Beginning	Account	Expenses	Account	Expenses
	Expense	Account	Value	Paid During	Value	Paid During
	Ratio	Value 6/1/21	11/30/21	Period*	11/30/21	Period*
Investor Class:
Leader Short Term High Yield Bond Fund	2.55%	$1,000.00	$1,012.28	$12.86	$1,003.20	$12.81
Leader Total Return Fund	2.19%	$1,000.00	$1,014.09	$11.06	$1,034.50	$11.17
Institutional Class:
Leader Short Term High Yield Bond Fund	2.05%	$1,000.00	$1,014.79	$10.35	$1,005.40	$10.31
Leader Total Return Fund	1.81%	$1,000.00	$1,015.99	$9.15	$1,036.90	$9.24
Class A:
Leader Short Term High Yield Bond Fund	2.55%	$1,000.00	$1,012.28	$12.86	$1,003.20	$12.81
Class C:
Leader Short Term High Yield Bond Fund	3.05%	$1,000.00	$1,009.78	$15.37	$1,000.50	$15.30

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the six month period ending November 30, 2021).

PRIVACY NOTICE

LEADER FUNDS TRUST

March 2019

FACTS	WHAT DOES LEADER FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Leader Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Leader Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-(800) 711-9164

What we do:
How does Leader Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Leader Funds Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Leader Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Leader Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Leader Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-711-9164 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Leader Capital Corp.
315 W. Mill Plain Blvd., Suite 204
Vancouver, WA 98660

ADMINISTRATOR
Ultimus Fund Solutions
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Distributor
Ceros Financial Services, Inc.
1445 Research Blvd., Suite 530
Rockville, MD 20850

Leader-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Leader Funds Trust

By (Signature and Title)

/s/ John Lekas

John Lekas, President/Principal Executive Officer

Date 2/3/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ John Lekas

John Lekas, President/Principal Executive Officer

Date 2/3/2022

By (Signature and Title)

/s/ John Lekas

John Lekas, Treasurer/Principal Financial Officer

Date 2/3/20222